EATON VANCE SMALL-CAP VALUE FUND

Supplement to Summary Prospectus dated May 1, 2015

The following change is effective May 11, 2015:

1.

The following replaces “Portfolio Managers” under “Management”:

The Fund is managed by Patrick J. O’Brien, Vice President of BMR.  Mr. O’Brien has served as a portfolio manager of the Fund since 2013.

The following changes are effective July 6, 2015:

1.

The name of Eaton Vance Small-Cap Value Fund is changed to Eaton Vance Global Small-Cap Fund.

2.

The Fund will no longer follow a value investment strategy and will invest globally.  These changes are expected to be fully implemented by August 15, 2015.  In this connection, the following replaces “Principal Investment Strategies”:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”). The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index. Under normal market conditions, the Fund will invest (i) at least 25% of its net assets in companies located outside of the United States, which may include emerging market countries and (ii) in issuers located in at least five different countries (including the United States). A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest up to 20% of its net assets in publicly traded real estate investment trusts.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates or as a substitute for the purchase or sale of securities. The Fund expects to use derivatives principally to attempt to hedge against fluctuations in currency exchange rates through use of forward foreign currency exchange contracts and/or futures contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund’s use of derivatives.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality. Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as a company’s earning or cash flow capabilities, financial strength, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value). The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

3.

The following is added to “Principal Risks”:

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

4.

The following replaces “Portfolio Managers” under “Management”:

The Fund is managed by Aidan M. Farrell, as lead portfolio manager, and Patrick J. O’Brien.  Prior to joining the Eaton Vance organization in 2015, Mr. Farrell was previously Managing Director at Goldman Sachs Asset Management where he served as a portfolio manager from 2008 to 2015.  Mr. O’Brien, Vice President of BMR, has served as a portfolio manager of the Fund since 2013.

5.

The Fund’s primary benchmark is the MSCI World Small-Cap Index.

May 5, 2015	18445 5.5.15

EATON VANCE SMALL-CAP VALUE FUND

Supplement to Prospectus dated May 1, 2015

The following changes are effective May 11, 2015:

1.

The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

The Fund is managed by Patrick J. O’Brien, Vice President of BMR.  Mr. O’Brien has served as a portfolio manager of the Fund since 2013.

2.

The following replaces the fourth paragraph under “Small-Cap Value Fund.” in “Management and Organization”:

Small-Cap Value Fund is managed by Patrick J. O’Brien.  Mr. O’Brien has served as a portfolio manager since November 2013, has been a Vice President of BMR since November 2013 and manages other Eaton Vance portfolios.  Prior to joining Fox Asset Management in October 2012, Mr. O’Brien was a portfolio manager and analyst with Brown Advisory/ABIM since 2001.

The following changes are effective July 6, 2015:

1.

The name of Eaton Vance Small-Cap Value Fund is changed to Eaton Vance Global Small-Cap Fund.

2.

The Fund will no longer follow a value investment strategy and will invest globally.  These changes are expected to be fully implemented by August 15, 2015.  In this connection, the following replaces “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”). The portfolio managers generally consider small-cap companies to be those companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index. Under normal market conditions, the Fund will invest (i) at least 25% of its net assets in companies located outside of the United States, which may include emerging market countries and (ii) in issuers located in at least five different countries (including the United States). A company will be considered to be located outside the United States if it is domiciled in or derives more than 50% of its revenues or profits from non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest up to 20% of its net assets in publicly traded real estate investment trusts.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates or as a substitute for the purchase or sale of securities. The Fund expects to use derivatives principally to attempt to hedge against fluctuations in currency exchange rates through use of forward foreign currency exchange contracts and/or futures contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund’s use of derivatives.

In selecting securities, the portfolio managers seek companies that, in their opinion, are high in quality. Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as a company’s earning or cash flow capabilities, financial strength, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value). The Fund seeks to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

3.

The following is added to “Principal Risks” in “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

4.

The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Small-Cap Value Fund”:

The Fund is managed by Aidan M. Farrell, as lead portfolio manager, and Patrick J. O’Brien.  Prior to joining the Eaton Vance organization in 2015, Mr. Farrell was previously Managing Director at Goldman Sachs Asset Management where he served as a portfolio manager from 2008 to 2015.  Mr. O’Brien, Vice President of BMR, has served as a portfolio manager of the Fund since 2013.

5.

The following replaces the fourth paragraph under Small-Cap Value Fund.” in “Management and Organization”:

The Fund is managed by Aidan M. Farrell, as lead portfolio manager, and Patrick J. O’Brien.  Prior to joining the Eaton Vance organization in 2015, Mr. Farrell was previously Managing Director at Goldman Sachs Asset Management where he served as a portfolio manager from 2008 to 2015.  Mr. O’Brien has served as a portfolio manager since November 2013, has been a Vice President of Eaton Vance and BMR since November 2013 and manages other Eaton Vance portfolios.  Prior to joining Fox Asset Management in October 2012, Mr. O’Brien was a portfolio manager and analyst with Brown Advisory/ABIM since 2001.

6.

The Fund’s primary benchmark is the MSCI World Small-Cap Index.

May 5, 2015	18448 5.5.15